Expense Example - Spectrum Preferred and Capital Securities Income Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years	Class J 1 year	Class J 3 years	Class J 5 years	Class J 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-1 1 year	Class R-1 3 years	Class R-1 5 years	Class R-1 10 years	Class R-3 1 year	Class R-3 3 years	Class R-3 5 years	Class R-3 10 years	Class R-4 1 year	Class R-4 3 years	Class R-4 5 years	Class R-4 10 years	Class R-5 1 year	Class R-5 3 years	Class R-5 5 years	Class R-5 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	477	694	927	1,598	282	563	970	1,908	204	325	563	1,248	81	252	439	978	160	496	855	1,867	128	400	692	1,523	109	340	590	1,306	97	303	525	1,166	72	224	390	871